CONSOLIDATED STATEMENTS OF INCOME (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013
Revenues:
Net gains on mortgage loans held for sale at fair value	$ 42,654,000	$ 82,611,000
Loan origination fees	6,312,000	11,980,000
Loan servicing fees
From non-affiliates	11,744,000	20,801,000
Ancillary and other fees	2,662,000	4,923,000
Net servicing income	25,259,000	46,311,000
Amortization, impairment and change in estimated fair value of mortgage servicing rights	(3,190,000)	(8,200,000)
Net servicing income	22,069,000	38,111,000
Management fees:
Management fees	10,429,000	18,835,000
Carried interest from Investment Funds	2,862,000	7,599,000
Interest	4,474,000	6,217,000
Change in fair value of investment in and dividends received from affiliate	(77,000)	824,000
Other	243,000	1,057,000
Total net revenue	110,777,000	216,475,000
Expenses:
Compensation	42,339,000	78,020,000
Interest	4,200,000	7,530,000
Professional services	2,783,000	5,070,000
Loan origination	2,516,000	5,023,000
Servicing	1,609,000	3,141,000
Technology	2,030,000	3,616,000
Occupancy	596,000	1,087,000
Other	4,475,000	7,466,000
Total expenses	60,548,000	110,953,000
Income before provision for income taxes	50,229,000	105,522,000
Provision for income taxes	2,038,000	2,038,000
Net income	48,191,000	103,484,000
Less: Net income attributable to noncontrolling interest	45,398,000	100,691,000
Net income attributable to PennyMac Financial Services, Inc. common stockholders	2,793,000	2,793,000
Earnings per share
Basic (in dollars per shares)	$ 0.22	$ 0.22
Diluted (in dollars per shares)	$ 0.22	$ 0.22
Weighted-average shares outstanding
Basic (in shares)	12,778	12,778
Diluted (in shares)	77,163	77,163
PennyMac Mortgage Investment Trust
Revenues:
Fulfillment fees from affiliate	22,054,000	50,298,000
Loan servicing fees
From affiliates	8,787,000	16,513,000
Management fees:
Management fees	8,455,000	14,947,000
Change in fair value of investment in and dividends received from affiliate	(320,000)	(233,000)
Investment Funds
Loan servicing fees
From affiliates	2,100,000	4,247,000
Mortgage servicing rebate to affiliates	(34,000)	(173,000)
Management fees:
Management fees	1,974,000	3,888,000
Carried interest from Investment Funds	$ 2,862,000	$ 7,599,000